Document and Entity Information	Dec. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001826892
Document Type	8-K
Document Period End Date	Dec. 16, 2021
Entity Registrant Name	BIOATLA, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39787
Entity Tax Identification Number	85-1922320
Entity Address, Address Line One	11085 Torreyana Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	558-0708
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	BCAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false